Related Party Balances and Transactions (Details) - Schedule of Related Party Balance - USD ($)		3 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Research and development expenses		$ 22,792		$ 91,168	$ 272,080
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related party				140
Other payable — related party		$ 346,539		51,168
Company A [Member]
Related Party Transaction [Line Items]
Amount due from related party, Relationship		Owned by the director of the Company
Amount due from related party, Nature		Paid on behalf fees
Amount due from related party				140
Research and development expenses, Relationship	[1]	Controlled by the immediate family member of the director of the Company
Research and development expenses	[1]	$ 22,792
Company A [Member]
Related Party Transaction [Line Items]
Other payable — related party, Relationship	[1]	Controlled by the immediate family member of the director of the Company
Other payable — related party, Nature	[1]	Research and development fees
Other payable — related party	[1]	$ 73,960		51,168
Research and development expenses, Relationship	[1]		Owned by the director of the Company
Research and development expenses	[1]	$ 141,000	$ 75,000
Company B [Member]
Related Party Transaction [Line Items]
Other payable — related party, Relationship		More than 10% Shareholder of the Company
Other payable — related party, Nature		Unconverted working capital loan balance in ACAC
Other payable — related party		$ 249,404
Company C [Member]
Related Party Transaction [Line Items]
Other payable — related party, Relationship		Executive director is the Company’s CFO
Other payable — related party, Nature		Paid on behalf fees
Other payable — related party		$ 23,175

[1]	On September 1, 2022, the Company entered into an agreement with Company A for the research and development project.